LONG-TERM OPERATING COMMITMENTS - Fuel Suppliers (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Fuel Suppliers
Total	R$ 3,247,825
2022 | Eletronorte
Fuel Suppliers
Total	3,105,931
2022 | Eletronuclear
Fuel Suppliers
Total	51,763
2022 | CGT Eletrosul
Fuel Suppliers
Total	89,946
2022 | Furnas
Fuel Suppliers
Total	185
2023
Fuel Suppliers
Total	3,198,085
2023 | Eletronorte
Fuel Suppliers
Total	3,105,931
2023 | Eletronuclear
Fuel Suppliers
Total	2,023
2023 | CGT Eletrosul
Fuel Suppliers
Total	89,946
2023 | Furnas
Fuel Suppliers
Total	185
2024
Fuel Suppliers
Total	3,282,900
2024 | Eletronorte
Fuel Suppliers
Total	3,114,440
2024 | Eletronuclear
Fuel Suppliers
Total	78,329
2024 | CGT Eletrosul
Fuel Suppliers
Total	89,946
2024 | Furnas
Fuel Suppliers
Total	185
2025
Fuel Suppliers
Total	3,283,293
2025 | Eletronorte
Fuel Suppliers
Total	3,105,931
2025 | Eletronuclear
Fuel Suppliers
Total	177,177
2025 | Furnas
Fuel Suppliers
Total	185
2026
Fuel Suppliers
Total	3,178,944
2026 | Eletronorte
Fuel Suppliers
Total	3,105,931
2026 | Eletronuclear
Fuel Suppliers
Total	72,828
2026 | Furnas
Fuel Suppliers
Total	185
After 2026
Fuel Suppliers
Total	25,175,846
After 2026 | Eletronorte
Fuel Suppliers
Total	12,159,933
After 2026 | Eletronuclear
Fuel Suppliers
Total	R$ 13,015,913